UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08257

STATE STREET INSTITUTIONAL FUNDS

(Exact name of registrant as specified in charter)

One Iron Street

Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: September 30

Date of reporting period: September 30, 2022

Item 1. Shareholder Report.

(a) The Report to Shareholders is attached herewith.

Annual Report
September 30, 2022
State Street Institutional Funds
State Street Institutional U.S. Equity Fund
State Street Institutional Premier Growth Equity Fund
State Street Institutional Small-Cap Equity Fund

State Street Institutional Funds
Annual Report
September 30, 2022

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may find the fund’s prospectus and other information about the fund online at www.ssga.com or you also may get this information at no cost by calling 1-800-242-0134 or by sending an e-mail request to Statestreetfunds@ssga.com. Please read the prospectus carefully before you invest.

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State Street Institutional Funds
Notes to Performance — September 30, 2022 (Unaudited)
Total return performance shown in this report for the State Street Institutional Funds (the “Trust”) and each of its series portfolios (each, a “Fund” and collectively, the “Funds”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund expenses.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate, so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods of less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Funds’ website at www.ssga.com for the most recent month-end performance data.
An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.
The S&P 500® Index of stocks (“S&P 500 Index”) is an unmanaged market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.
The Russell 1000® Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell Investment Group owns the Russell Index data, including all applicable trademarks and copyrights.
The Russell 2000® Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. Russell Investment Group owns the Russell Index data, including all applicable trademarks and copyrights.
The results shown for the foregoing indices assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, index returns do not reflect the actual cost of investing in the instruments that comprise an index.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street Institutional Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
Notes to Performance	1

State Street Institutional U.S. Equity Fund
Management Discussion of Fund Performance — September 30, 2022 (Unaudited)
The State Street Institutional U.S. Equity Fund (the “Fund”) seeks to provide long-term growth of capital. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended September 30, 2022 (the “Reporting Period”), the total return for the Fund’s Investment Class was -16.99% and for the Fund’s Service Class was -17.16%, and the Index was -15.47%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Primary drivers of Fund performance during the Reporting Period relative to the Index included the negative impact of sector positioning, underperformance in the information technology (IT) sector, and outperformance in the healthcare sector. In a volatile market, the Fund is slightly ahead of the Index year-to-date in 2022, but lagged at the end of 2021 as a resurgence in COVID-19 disrupted the reopening optimism.
For the Reporting Period, the Fund’s sector positioning dragged on relative returns with an overweight in communication services, the weakest performing sector in the Index, and underweights in defensive sectors like consumer staples and utilities, which outperformed. The Fund was also underweight in energy, the top returning sector for the Reporting Period, as high oil prices driven by the economic reopening as well as the Russian invasion of Ukraine drove equities in the sector higher. The negative impact of the underweight in energy was offset by stock selection in the sector leading to positive relative contribution overall.
In IT, the Fund had negative stock selection most notably in the software and semiconductor segments, where higher rates and fears of economic contraction impacted sentiment. In addition, semiconductor holdings were impacted by supply chain disruptions and turmoil in China’s economy, which impacted demand.
The Fund saw strength in healthcare. While we are underweight in defensive sectors generally due to high valuations, we do gain defensive exposure in healthcare, where we find more compelling quality along with reasonable valuation relative to growth prospects. In the Reporting Period, the Fund benefitted from positions in pharmaceutical companies like Vertex Pharmaceuticals, which has had strong results in its cystic fibrosis drug and has a long runway of pipeline visibility in our view. Outside of pharma, the Fund also outperformed in healthcare services, for example with UnitedHealth Group, whose strong market position in managed care has led to resilient results.
The Fund used futures in order to efficiently manage cash flows during the Reporting Period. The Fund’s use of futures detracted from Fund performance relative to the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were UnitedHealth Group, Vertex Pharmaceuticals and ConocoPhillips. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Alphabet, Meta Platforms and Amazon.com.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
2	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund
Performance Summary — September 30, 2022 (Unaudited)
Investment Profile
A mutual fund designed for investors who seek long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of U.S. companies, such as common and preferred stocks.
Sector Allocation
Portfolio composition as a % of Fair Value of $176,225 (in thousands) as of September 30, 2022 (a)(b)
Top Ten Largest Holdings
as of September 30, 2022 (as a % of Fair Value) (a)(b)
Microsoft Corp.	6.19%
Apple Inc.	5.73%
Amazon.com Inc.	4.34%
Alphabet Inc., Class A	3.78%
Johnson & Johnson	2.56%
ConocoPhillips	2.40%
UnitedHealth Group Inc.	2.36%
Merck & Company Inc.	1.85%
Mastercard Inc., Class A	1.80%
NextEra Energy Inc.	1.71%

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund - Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
State Street Institutional U.S. Equity Fund	3

State Street Institutional U.S. Equity Fund
Performance Summary, continued — September 30, 2022 (Unaudited)
Average Annual Total Return for the years ended September 30, 2022
Investment Class Shares (Inception date: 11/25/97)
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Institutional U.S. Equity Fund	(16.99)%	9.60%	11.55%	$29,821
S&P 500® Index	(15.47)%	9.24%	11.70%	$30,244
Service Class Shares (Inception date: 1/3/01)
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Institutional U.S. Equity Fund	(17.16)%	9.35%	11.35%	$29,294
S&P 500® Index	(15.47)%	9.24%	11.70%	$30,244
Change in Value of a $10,000 Investment
Yearly periods ended September 30
4	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund
Understanding Your Fund’s Expenses — September 30, 2022 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended September 30, 2022.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Begining Account Value April 1, 2022	$1,000.00	$1,000.00
Ending Account Value September 30, 2022	$ 803.00	$1,023.10
Expenses Paid During Period*	$ 1.81	$ 2.03
*	Expenses are equal to the Fund's annualized expense ratio of 0.40% for Investment Class shares and 0.64% for Service Class shares (for the period April 1, 2022 - September 30, 2022), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
Service Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Begining Account Value April 1, 2022	$1,000.00	$1,000.00
Ending Account Value September 30, 2022	$ 801.70	$1,021.90
Expenses Paid During Period*	$ 2.89	$ 3.24
*	Expenses are equal to the Fund's annualized expense ratio of 0.40% for Investment Class shares and 0.64% for Service Class shares (for the period April 1, 2022 - September 30, 2022), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

State Street Institutional U.S. Equity Fund	5

State Street Institutional U.S. Equity Fund
Schedule of Investments — September 30, 2022
	Number of Shares	Fair Value
Common Stock - 96.3% †
Aerospace & Defense - 0.6%
Raytheon Technologies Corp.	13,983	$ 1,144,648
Apparel Retail - 1.1%
Ross Stores Inc.	22,093	1,861,777
Application Software - 2.4%
Adobe Inc. (a)	2,540	699,008
Intuit Inc.	982	380,348
Salesforce Inc. (a)	20,520	2,951,597
Splunk Inc. (a)	2,113	158,898
		4,189,851
Auto Parts & Equipment - 0.5%
Magna International Inc.	20,201	957,931
Automobile Manufacturers - 1.1%
Ford Motor Co.	81,597	913,887
Tesla Inc. (a)	3,981	1,055,960
		1,969,847
Automotive Retail - 0.9%
O'Reilly Automotive Inc. (a)	2,285	1,607,155
Biotechnology - 1.8%
BioMarin Pharmaceutical Inc. (a)	9,432	799,550
Seagen Inc. (a)	619	84,698
Vertex Pharmaceuticals Inc. (a)	7,883	2,282,444
		3,166,692
Building Products - 0.8%
Allegion PLC	4,580	410,734
Trane Technologies PLC	7,501	1,086,220
		1,496,954
Cable & Satellite - 0.6%
Charter Communications Inc., Class A (a)	1,116	338,539
Comcast Corp., Class A	22,079	647,577
		986,116
Communications Equipment - 0.1%
Cisco Systems Inc.	6,023	240,920
Construction Materials - 0.4%
Martin Marietta Materials Inc.	1,929	621,312
	Number of Shares	Fair Value
Data Processing & Outsourced Services - 4.8%
Fidelity National Information Services Inc.	23,559	$ 1,780,354
Mastercard Inc., Class A	11,156	3,172,097
PayPal Holdings Inc. (a)	9,474	815,427
Visa Inc., Class A	15,633	2,777,202
		8,545,080
Diversified Banks - 0.8%
JPMorgan Chase & Co.	13,565	1,417,542
Diversified Support Services - 0.5%
Cintas Corp.	2,074	805,106
Electric Utilities - 2.1%
American Electric Power Company Inc.	7,537	651,574
NextEra Energy Inc.	38,390	3,010,160
		3,661,734
Electrical Components & Equipment - 0.1%
Generac Holdings Inc. (a)	1,352	240,845
Electronic Components - 1.3%
Amphenol Corp., Class A	26,597	1,780,935
Corning Inc.	19,799	574,567
		2,355,502
Environmental & Facilities Services - 0.6%
Waste Management Inc.	6,639	1,063,634
Financial Exchanges & Data - 2.7%
CME Group Inc.	6,401	1,133,809
MSCI Inc.	1,926	812,368
S&P Global Inc.	9,109	2,781,433
		4,727,610
Footwear - 0.1%
NIKE Inc., Class B	1,629	135,402
Healthcare Equipment - 3.8%
Becton Dickinson & Co.	2,743	611,223
Boston Scientific Corp. (a)	60,948	2,360,516
IDEXX Laboratories Inc. (a)	2,508	817,106
Medtronic PLC	16,130	1,302,497
Stryker Corp.	4,050	820,287
Teleflex Inc.	3,634	732,106
		6,643,735

See Notes to Schedules of Investments and Notes to Financial Statements.
6	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund
Schedule of Investments, continued — September 30, 2022
	Number of Shares	Fair Value
Healthcare Services - 0.3%
Cigna Corp.	2,074	$ 575,473
Home Improvement Retail - 1.4%
Lowe's Companies Inc.	10,469	1,966,183
The Home Depot Inc.	2,058	567,884
		2,534,067
Hotels, Resorts & Cruise Lines - 0.4%
Marriott International Inc., Class A	4,935	691,591
Household Products - 1.3%
Colgate-Palmolive Co.	9,373	658,453
The Procter & Gamble Co.	12,890	1,627,363
		2,285,816
Hypermarkets & Super Centers - 1.2%
Costco Wholesale Corp.	1,283	605,923
Walmart Inc.	11,689	1,516,063
		2,121,986
Industrial Conglomerates - 1.4%
Honeywell International Inc.	15,007	2,505,719
Industrial Gases - 1.1%
Air Products & Chemicals Inc.	8,405	1,956,096
Industrial Machinery - 1.2%
Parker-Hannifin Corp.	9,055	2,194,117
Insurance Brokers - 0.3%
Marsh & McLennan Companies Inc.	3,610	538,937
Integrated Oil & Gas - 0.9%
Chevron Corp.	10,614	1,524,913
Interactive Home Entertainment - 0.3%
Activision Blizzard Inc.	7,487	556,584
Interactive Media & Services - 5.6%
Alphabet Inc., Class C (a)	10,440	1,003,806
Alphabet Inc., Class A (a)	69,549	6,652,362
Meta Platforms Inc., Class A (a)	16,946	2,299,233
		9,955,401
Internet & Direct Marketing Retail - 4.3%
Amazon.com Inc. (a)(b)	67,744	7,655,072
	Number of Shares	Fair Value
Investment Banking & Brokerage - 1.7%
The Charles Schwab Corp.	40,681	$ 2,923,743
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	2,487	639,905
Life & Health Insurance - 0.1%
Lincoln National Corp.	4,703	206,509
Life Sciences Tools & Services - 1.2%
IQVIA Holdings Inc. (a)	11,580	2,097,601
Managed Healthcare - 2.8%
Humana Inc.	1,734	841,320
UnitedHealth Group Inc.	8,253	4,168,095
		5,009,415
Movies & Entertainment - 0.5%
The Walt Disney Co. (a)	8,853	835,103
Multi-Line Insurance - 0.3%
American International Group Inc.	10,992	521,900
Multi-Sector Holdings - 1.3%
Berkshire Hathaway Inc., Class B (a)	8,542	2,280,885
Multi-Utilities - 0.9%
Sempra Energy	11,090	1,662,835
Oil & Gas Equipment & Services - 0.8%
Schlumberger N.V.	38,224	1,372,242
Oil & Gas Exploration & Production - 3.1%
ConocoPhillips	41,265	4,223,060
Pioneer Natural Resources Co.	5,486	1,187,884
		5,410,944
Packaged Foods & Meats - 0.7%
Mondelez International Inc., Class A	21,158	1,160,093
Personal Products - 0.4%
The Estee Lauder Companies Inc., Class A	2,996	646,836
Pharmaceuticals - 5.6%
AstraZeneca PLC ADR	12,280	673,435
Bristol-Myers Squibb Co.	17,470	1,241,942

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional U.S. Equity Fund	7

State Street Institutional U.S. Equity Fund
Schedule of Investments, continued — September 30, 2022
	Number of Shares	Fair Value
Elanco Animal Health Inc. (a)	14,845	$ 184,227
Johnson & Johnson	27,573	4,504,325
Merck & Company Inc.	37,928	3,266,360
		9,870,289
Property & Casualty Insurance - 1.3%
Chubb Ltd.	12,178	2,214,935
Railroads - 0.7%
Union Pacific Corp.	5,938	1,156,841
Regional Banks - 2.5%
First Republic Bank	19,280	2,517,004
SVB Financial Group (a)	5,893	1,978,752
		4,495,756
Restaurants - 0.7%
McDonald's Corp.	5,325	1,228,690
Semiconductor Equipment - 1.2%
Applied Materials Inc.	26,391	2,162,215
Semiconductors - 4.5%
Advanced Micro Devices Inc. (a)	39,600	2,509,056
NVIDIA Corp.	10,698	1,298,630
QUALCOMM Inc.	26,382	2,980,639
Texas Instruments Inc.	7,285	1,127,572
		7,915,897
Soft Drinks - 1.2%
Monster Beverage Corp. (a)	6,567	571,066
PepsiCo Inc.	9,811	1,601,744
		2,172,810
Specialized REITs - 1.5%
American Tower Corp.	11,913	2,557,721
Specialty Chemicals - 0.5%
DuPont de Nemours Inc.	9,088	458,035
	Number of Shares	Fair Value
Ecolab Inc.	2,512	$ 362,783
		820,818
Systems Software - 7.3%
Microsoft Corp.	46,854	10,912,296
Oracle Corp.	10,161	620,532
ServiceNow Inc. (a)	3,747	1,414,905
		12,947,733
Technology Hardware, Storage & Peripherals - 5.7%
Apple Inc. (b)	73,134	10,107,119
Trading Companies & Distributors - 1.4%
United Rentals Inc. (a)	8,918	2,408,930
Trucking - 0.0%*
Lyft Inc., Class A (a)	5,824	76,702
Wireless Telecommunication Services - 1.2%
T-Mobile US Inc. (a)	15,133	2,030,395
Total Common Stock (Cost $140,872,322)		169,870,027
Short-Term Investments - 3.6%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.98% (c)(d) (Cost $6,354,619)	6,354,619	6,354,619
Total Investments (Cost $147,226,941)		176,224,646
Other Assets and Liabilities, net - 0.1%		136,796
NET ASSETS - 100.0%		$ 176,361,442

Other Information:
The Fund had the following long futures contracts open at September 30, 2022:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	December 2022	23	$ 4,683,473	$ 4,141,725	$ (541,748)
See Notes to Schedules of Investments and Notes to Financial Statements.
8	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund
Schedule of Investments, continued — September 30, 2022
During the year ended September 30, 2022, the average notional value related to long futures contracts was $7,014,328.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At September 30, 2022, all or a portion of this security was pledged to cover collateral requirements for futures .
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2022.
*	Less than 0.05%.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 169,870,027	$ —	$ —	$ 169,870,027
Short-Term Investments	6,354,619	—	—	6,354,619
Total Investments in Securities	$ 176,224,646	$ —	$ —	$ 176,224,646
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	$ (541,748)	$ —	$ —	$ (541,748)
Total Other Financial Instruments	$ (541,748)	$ —	$ —	$ (541,748)

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	9,885,922	$9,885,922	$47,178,974	$50,710,277	$—	$—	6,354,619	$6,354,619	$61,826
See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional U.S. Equity Fund	9

State Street Institutional Premier Growth Equity Fund
Management Discussion of Fund Performance — September 30, 2022 (Unaudited)
The State Street Institutional Premier Growth Equity Fund (the “Fund”) seeks to provide long-term growth of capital and future income. The Fund’s benchmarks are S&P 500 Index and the Russell 1000 Growth Index (the “Indices”).
For the 12-month period ended September 30, 2022 (the “Reporting Period”), the total return for the Fund’s Investment Class was -26.33% and for the Fund’s Service Class was -26.51%, and the S&P 500 Index was -15.47% and the Russell 1000 Growth Index was -22.59%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Primary drivers of Fund performance during the Reporting Period relative to the Index included underperformance in consumer discretionary, the negative impact of sector positioning and outperformance in healthcare.
In consumer discretionary, the Fund was hurt by underperformance, most notably in ecommerce exposed companies such as Alibaba, Chewy, and Amazon, which have been weak in this market environment. Also lagging was low-cost retailer Ross Stores, which delivered disappointing results earlier this year as inflation impacted its operations as well as its low-end demographic customer. The company has since pivoted to a more value-oriented strategy, and the stock has done significantly better in recent months. Finally, the Fund was impacted by an underweight to Tesla, which outperformed during the Reporting Period. The Fund had not held Tesla on concerns about valuation and the company’s ability to grow beyond the auto industry, which is highly competitive, but initiated a position earlier this year as the stock weakened. The shares quickly rebounded, so we remained underweight for the remainder of the Reporting Period.
The Fund’s sector positioning relative to the Russell 1000 Growth Index also dragged on relative returns, with an overweight in communication services, the worst performing sector in the Index, and an underweight in consumer staples, which has been more defensive. The top sector return for the Reporting Period was in energy, as high oil prices driven by the economic reopening as well as the Russian invasion of Ukraine drove equities in the sector higher. While energy has a small weight in the Russell 1000 Growth Index, the sector’s very strong performance hurt relative returns for the Fund, which has no exposure to the sector. We’ve historically been underweight in these sectors as we generally find relatively few compelling opportunities that offer quality and double-digit sustainable earnings growth at a reasonable valuation.
The Fund saw strength in healthcare across a range of segments. Outperformers included biotechnology companies like Vertex Pharmaceuticals, which has had strong results in its cystic fibrosis drug and has a long runway of pipeline visibility in our view. Outside of biotechnology, the Fund also outperformed in healthcare services, for example with UnitedHealth Group, whose strong market position in managed care has led to resilient results, and in healthcare equipment with Boston Scientific, which has also had strong results in a volatile macro environment.
The Fund used futures in order to efficiently manage cash flows during the Reporting Period. The Fund’s use of futures detracted slightly from Fund performance relative to the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were UnitedHealth Group, Vertex Pharmaceuticals and PepsiCo. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Amazon.com, Meta Platforms and PayPal.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
10	State Street Institutional Premier Growth Equity Fund

State Street Institutional Premier Growth Equity Fund
Performance Summary — September 30, 2022 (Unaudited)
Investment Profile
A mutual fund designed for investors who seek long-term growth of capital and future income. The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks. The Fund invests primarily in a limited number of large and medium-sized companies (meaning companies with market capitalizations of $2 billion or more) that the portfolio manager believes have above-average growth histories and/or growth potential.
Sector Allocation
Portfolio composition as a % of Fair Value of $25,744 (in thousands) as of September 30, 2022 (a)(b)
Top Ten Largest Holdings
as of September 30, 2022 (as a % of Fair Value) (a)(b)
Microsoft Corp.	11.62%
Apple Inc.	10.81%
Amazon.com Inc.	7.69%
Alphabet Inc., Class C	5.09%
UnitedHealth Group Inc.	3.78%
Mastercard Inc., Class A	3.30%
Visa Inc., Class A	3.30%
QUALCOMM Inc.	2.84%
Alphabet Inc., Class A	2.32%
Salesforce Inc.	2.13%

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund - Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
State Street Institutional Premier Growth Equity Fund	11

State Street Institutional Premier Growth Equity Fund
Performance Summary, continued — September 30, 2022 (Unaudited)
Average Annual Total Return for the years ended September 30, 2022
Investment Class Shares (Inception date: 10/29/99)
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Institutional Premier Growth Equity Fund	(26.33)%	9.85%	12.40%	$32,193
S&P 500® Index	(15.47)%	9.24%	11.70%	$30,244
Russell 1000® Growth Index	(22.59)%	12.17%	13.70%	$36,110
Service Class Shares (Inception date: 1/3/01)
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Institutional Premier Growth Equity Fund	(26.51)%	9.58%	12.12%	$31,387
S&P 500® Index	(15.47)%	9.24%	11.70%	$30,244
Russell 1000® Growth Index	(22.59)%	12.17%	13.70%	$36,110
Change in Value of a $10,000 Investment
Yearly periods ended September 30
12	State Street Institutional Premier Growth Equity Fund

State Street Institutional Premier Growth Equity Fund
Understanding Your Fund’s Expenses — September 30, 2022 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended September 30, 2022.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Begining Account Value April 1, 2022	$1,000.00	$1,000.00
Ending Account Value September 30, 2022	$ 745.20	$1,021.90
Expenses Paid During Period*	$ 2.80	$ 3.24
*	Expenses are equal to the Fund's annualized expense ratio of 0.64% for Investment Class shares and 0.76% for Service Class shares (for the period April 1, 2022 - September 30, 2022), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
Service Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Begining Account Value April 1, 2022	$1,000.00	$1,000.00
Ending Account Value September 30, 2022	$ 744.50	$1,021.30
Expenses Paid During Period*	$ 3.32	$ 3.85
*	Expenses are equal to the Fund's annualized expense ratio of 0.64% for Investment Class shares and 0.76% for Service Class shares (for the period April 1, 2022 - September 30, 2022), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

State Street Institutional Premier Growth Equity Fund	13

State Street Institutional Premier Growth Equity Fund
Schedule of Investments — September 30, 2022
	Number of Shares	Fair Value
Common Stock - 95.5% †
Apparel Retail - 1.7%
Ross Stores Inc.	5,049	$ 425,479
Application Software - 3.5%
Adobe Inc. (a)	1,237	340,423
Salesforce Inc. (a)	3,805	547,311
		887,734
Automobile Manufacturers - 1.2%
Tesla Inc. (a)	1,160	307,690
Biotechnology - 3.1%
BioMarin Pharmaceutical Inc. (a)	4,497	381,211
Vertex Pharmaceuticals Inc. (a)	1,440	416,937
		798,148
Cable & Satellite - 0.9%
Charter Communications Inc., Class A (a)	793	240,557
Data Processing & Outsourced Services - 9.1%
Fidelity National Information Services Inc.	3,779	285,579
Mastercard Inc., Class A	2,987	849,324
PayPal Holdings Inc. (a)	4,249	365,711
Visa Inc., Class A	4,779	848,989
		2,349,603
Financial Exchanges & Data - 1.6%
S&P Global Inc.	1,320	403,062
Healthcare Equipment - 2.8%
Boston Scientific Corp. (a)	12,239	474,017
IDEXX Laboratories Inc. (a)	763	248,585
		722,602
Home Improvement Retail - 1.8%
Lowe's Companies Inc.	2,421	454,688
Industrial Conglomerates - 1.4%
Honeywell International Inc.	2,199	367,167
Industrial Machinery - 1.8%
Parker-Hannifin Corp.	1,944	471,051
Interactive Media & Services - 9.1%
Alphabet Inc., Class C (a)	13,635	1,311,005
	Number of Shares	Fair Value
Alphabet Inc., Class A (a)	6,239	$ 596,760
Meta Platforms Inc., Class A (a)	3,282	445,302
		2,353,067
Internet & Direct Marketing Retail - 8.4%
Amazon.com Inc. (a)	17,520	1,979,760
Chewy Inc., Class A (a)	6,141	188,651
		2,168,411
Investment Banking & Brokerage - 1.9%
The Charles Schwab Corp.	6,704	481,816
Life Sciences Tools & Services - 1.9%
IQVIA Holdings Inc. (a)	2,714	491,614
Managed Healthcare - 3.8%
UnitedHealth Group Inc.	1,925	972,202
Pharmaceuticals - 1.2%
AstraZeneca PLC ADR	5,720	313,685
Regional Banks - 1.3%
First Republic Bank	2,567	335,122
Semiconductor Equipment - 1.8%
Applied Materials Inc.	5,684	465,690
Semiconductors - 6.3%
Advanced Micro Devices Inc. (a)	7,326	464,175
NVIDIA Corp.	3,593	436,154
QUALCOMM Inc.	6,476	731,659
		1,631,988
Soft Drinks - 2.0%
Monster Beverage Corp. (a)	6,033	524,630
Specialized REITs - 1.9%
American Tower Corp.	2,230	478,781
Systems Software - 13.6%
Microsoft Corp.	12,842	2,990,902
ServiceNow Inc. (a)	1,336	504,487
		3,495,389
Technology Hardware, Storage & Peripherals - 10.8%
Apple Inc.	20,141	2,783,486

See Notes to Schedules of Investments and Notes to Financial Statements.
14	State Street Institutional Premier Growth Equity Fund

State Street Institutional Premier Growth Equity Fund
Schedule of Investments, continued — September 30, 2022
	Number of Shares	Fair Value
Trading Companies & Distributors - 2.0%
United Rentals Inc. (a)	1,949	$ 526,464
Trucking - 0.6%
Lyft Inc., Class A (a)	11,459	150,915
Total Common Stock (Cost $22,848,116)		24,601,041
Short-Term Investments - 4.5%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.98% (b)(c)(d) (Cost $1,142,486)	1,142,486	1,142,486
Total Investments (Cost $23,990,602)		25,743,527
Other Assets and Liabilities, net - 0.0%*		11,261
NET ASSETS - 100.0%		$ 25,754,788

Other Information:
The Fund had the following long futures contracts open at September 30, 2022:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	December 2022	3	$ 546,719	$ 540,225	$ (6,494)
During the year ended September 30, 2022, the average notional value related to long and short futures contracts were $820,064 and $30,435, respectively.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	At September 30, 2022, all or a portion of this security was pledged to cover collateral requirements for futures .
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2022.
*	Less than 0.05%.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional Premier Growth Equity Fund	15

State Street Institutional Premier Growth Equity Fund
Schedule of Investments, continued — September 30, 2022
The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 24,601,041	$ —	$ —	$ 24,601,041
Short-Term Investments	1,142,486	—	—	1,142,486
Total Investments in Securities	$ 25,743,527	$ —	$ —	$ 25,743,527
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	$ (6,494)	$ —	$ —	$ (6,494)
Total Other Financial Instruments	$ (6,494)	$ —	$ —	$ (6,494)

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,877,600	$1,877,600	$15,589,973	$16,325,087	$ —	$ —	1,142,486	$1,142,486	$7,808
The Consumer Discretionary Select Sector SPDR Fund	12,585	2,258,378	—	2,253,767	250,871	(255,482)	—	—	—
The Technology Select Sector SPDR Fund	5,819	868,893	—	858,319	110,117	(120,691)	—	—	—
TOTAL		$5,004,871	$15,589,973	$19,437,173	$360,988	$(376,173)		$1,142,486	$7,808
See Notes to Schedules of Investments and Notes to Financial Statements.
16	State Street Institutional Premier Growth Equity Fund

State Street Institutional Small-Cap Equity Fund
Management Discussion of Fund Performance — September 30, 2022 (Unaudited)
The State Street Institutional Small-Cap Equity Fund (the “Fund”) seeks to provide long-term growth of capital. The Fund’s benchmark is the Russell 2000 Index (the “Index”).
For the 12-month period ended September 30, 2022 (the “Reporting Period”), the total return for the Fund’s Investment Class was -18.14% and for the Fund’s Service Class was -18.28%, and the Index was -23.50%.  The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
SouthernSun, Kennedy and Palisade were the primary drivers of Fund performance during the Reporting Period relative to the Index. SouthernSun had an outstanding year, followed by Kennedy and Palisade, who, each had very good years contributing to performance relative to the Index. Champlain also contributed marginally to performance relative to the Index. Riverbridge, prior to July 15, 2022, was the dedicated growth manager and detracted from performance relative to the Index, largely as a result of selecting technology names. The overall Fund's lower beta/higher quality profile was a contributor for the year relative to the Index.
The Fund used E-mini Russell 2000® Index futures in order to equitize cash in the liquidity sleeve of the Fund to manage daily flows and to maintain market exposure on the cash during the Reporting Period. The Fund’s use of E-mini Russell 2000 Index futures are meant to match the Index and not to speculate in either direction.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were MGP Ingredients Inc., Murphy USA Inc. and Dycom Industries Inc. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Altra Industrial Motion Corp, Q2 Holdings, Inc. and Thor Industries, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
State Street Institutional Small-Cap Equity Fund	17

State Street Institutional Small-Cap Equity Fund
Performance Summary — September 30, 2022 (Unaudited)
Investment Profile
A mutual fund designed for investors who seek long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of small-cap companies, such as common and preferred stocks. The Fund uses a multi sub-adviser investment strategy that combines growth, value and core investment management styles, which allows the Fund the potential to benefit from both value and growth cycles in the marketplace.
Sector Allocation
Portfolio composition as a % of Fair Value of $948,558 (in thousands) as of September 30, 2022 (a)(b)
Top Ten Largest Holdings
as of September 30, 2022 (as a % of Fair Value) (a)(b)
MGP Ingredients Inc.	1.62%
Darling Ingredients Inc.	1.44%
Ingevity Corp.	1.41%
Dycom Industries Inc.	1.30%
The Timken Co.	1.18%
Stepan Co.	1.14%
Murphy USA Inc.	1.10%
Ritchie Bros Auctioneers Inc.	1.09%
MSA Safety Inc.	1.02%
Altra Industrial Motion Corp.	1.01%

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund - Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
18	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Performance Summary, continued — September 30, 2022 (Unaudited)
Average Annual Total Return for the years ended September 30, 2022
Investment Class Shares (Inception date: 8/3/98)
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Institutional Small-Cap Equity Fund	(18.14)%	4.79%	9.34%	$24,429
Russell 2000® Index	(23.50)%	3.56%	8.56%	$22,720
Service Class Shares (Inception date: 9/30/05)
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Institutional Small-Cap Equity Fund	(18.28)%	4.53%	9.07%	$23,836
Russell 2000® Index	(23.50)%	3.56%	8.56%	$22,720
Change in Value of a $10,000 Investment
Yearly periods ended September 30
State Street Institutional Small-Cap Equity Fund	19

State Street Institutional Small-Cap Equity Fund
Understanding Your Fund’s Expenses — September 30, 2022 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended September 30, 2022.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Begining Account Value April 1, 2022	$1,000.00	$1,000.00
Ending Account Value September 30, 2022	$ 841.80	$1,021.30
Expenses Paid During Period*	$ 3.46	$ 3.80
*	Expenses are equal to the Fund's annualized expense ratio of 0.75% for Investment Class shares and 1.00% for Service Class shares (for the period April 1, 2022 - September 30, 2022), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
Service Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Begining Account Value April 1, 2022	$1,000.00	$1,000.00
Ending Account Value September 30, 2022	$ 841.50	$1,020.10
Expenses Paid During Period*	$ 4.62	$ 5.06
*	Expenses are equal to the Fund's annualized expense ratio of 0.75% for Investment Class shares and 1.00% for Service Class shares (for the period April 1, 2022 - September 30, 2022), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

20	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments — September 30, 2022
	Number of Shares	Fair Value
Common Stock - 94.3% †
Aerospace & Defense - 0.2%
Woodward Inc.	24,941	$ 2,001,765
Agricultural & Farm Machinery - 0.9%
AGCO Corp. (a)	83,934	8,071,933
Agricultural Products - 1.4%
Darling Ingredients Inc. (b)	206,031	13,628,951
Airlines - 0.0%*
Allegiant Travel Co. (a)(b)	3,321	242,367
Aluminum - 0.1%
Alcoa Corp. (a)	22,485	756,845
Apparel Retail - 0.4%
American Eagle Outfitters Inc.	116,868	1,137,125
The Buckle Inc.	86,383	2,734,886
		3,872,011
Application Software - 5.0%
ACI Worldwide Inc. (a)(b)	161,689	3,379,300
Altair Engineering Inc., Class A (a)(b)	62,380	2,758,444
Asana Inc., Class A (b)	106,125	2,359,159
Blackbaud Inc. (b)	129,064	5,686,560
Blackline Inc. (b)	124,673	7,467,913
Envestnet Inc. (b)	45,500	2,020,200
Freshworks Inc., Class A Revenue (b)	327,500	4,247,675
New Relic Inc. (b)	112,500	6,455,250
Q2 Holdings Inc. (b)	135,000	4,347,000
Vertex Inc., Class A (b)	137,771	1,883,329
Workiva Inc. (b)	82,000	6,379,600
		46,984,430
Auto Parts & Equipment - 1.2%
Dana Inc.	157,512	1,800,362
Dorman Products Inc. (b)	105,639	8,675,075
LCI Industries	7,084	718,743
Modine Manufacturing Co. (b)	29,776	385,301
		11,579,481
Automobile Manufacturers - 0.7%
Thor Industries Inc.	99,101	6,935,088
Automotive Retail - 1.8%
America's Car-Mart Inc. (b)	16,003	976,503
Group 1 Automotive Inc.	28,508	4,072,938
	Number of Shares	Fair Value
Monro Inc.	40,888	$ 1,776,992
Murphy USA Inc.	37,911	10,422,113
		17,248,546
Biotechnology - 1.0%
Avid Bioservices Inc. (b)	134,850	2,578,332
Emergent BioSolutions Inc. (b)	69,956	1,468,377
Halozyme Therapeutics Inc. (b)	43,450	1,718,013
Heron Therapeutics Inc. (b)	483,737	2,041,370
Veracyte Inc. (b)	104,000	1,726,400
		9,532,492
Brewers - 0.8%
The Boston Beer Company Inc., Class A (b)	24,177	7,824,886
Building Products - 1.4%
Armstrong World Industries Inc.	24,446	1,936,857
CSW Industrials Inc.	35,000	4,193,000
Gibraltar Industries Inc. (b)	92,722	3,795,111
Hayward Holdings Inc. (b)	108,000	957,960
Insteel Industries Inc.	31,933	847,182
UFP Industries Inc.	19,717	1,422,779
		13,152,889
Commodity Chemicals - 0.2%
Hawkins Inc.	43,926	1,712,675
Communications Equipment - 0.1%
Cambium Networks Corp. (b)	51,439	870,348
Lumentum Holdings Inc. (b)	5,177	354,987
		1,225,335
Computer & Electronics Retail - 0.1%
Rent-A-Center Inc.	29,934	524,144
Construction & Engineering - 1.7%
Dycom Industries Inc. (b)	129,389	12,360,531
IES Holdings Inc. (b)	28,279	781,066
Valmont Industries Inc.	9,878	2,653,429
		15,795,026
Construction Machinery & Heavy Trucks - 0.6%
Alamo Group Inc. (a)	19,434	2,376,195
Astec Industries Inc.	35,788	1,116,228
Wabash National Corp.	117,787	1,832,766
		5,325,189

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional Small-Cap Equity Fund	21

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — September 30, 2022
	Number of Shares	Fair Value
Construction Materials - 0.1%
Eagle Materials Inc.	10,088	$ 1,081,232
Consumer Finance - 0.2%
PROG Holdings Inc. (b)	110,557	1,656,144
Data Processing & Outsourced Services - 0.9%
CSG Systems International Inc.	78,120	4,130,986
Shift4 Payments Inc., Class A (b)	22,674	1,011,487
Verra Mobility Corp. (b)	242,328	3,724,581
		8,867,054
Distillers & Vintners - 1.6%
MGP Ingredients Inc.	144,670	15,358,167
Distributors - 0.7%
LKQ Corp.	142,145	6,702,137
Diversified Metals & Mining - 0.3%
Compass Minerals International Inc.	44,903	1,730,113
Materion Corp.	11,369	909,520
		2,639,633
Diversified REITs - 0.3%
Alpine Income Property Trust Inc.	72,708	1,179,324
American Assets Trust Inc.	51,146	1,315,475
Essential Properties Realty Trust Inc.	33,719	655,834
		3,150,633
Diversified Support Services - 2.0%
Healthcare Services Group Inc.	140,146	1,694,365
IAA Inc. (b)	128,217	4,083,711
Matthews International Corp., Class A	72,505	1,624,837
Ritchie Bros Auctioneers Inc.	164,951	10,306,139
UniFirst Corp.	6,761	1,137,403
		18,846,455
Education Services - 0.5%
Stride Inc. (b)	111,383	4,681,427
Electric Utilities - 1.0%
ALLETE Inc. (a)	13,193	660,310
	Number of Shares	Fair Value
IDACORP Inc.	87,914	$ 8,704,365
		9,364,675
Electrical Components & Equipment - 0.5%
Acuity Brands Inc. (a)	6,096	959,937
Atkore Inc. (b)	14,528	1,130,424
Regal Rexnord Corp.	15,932	2,236,215
		4,326,576
Electronic Components - 1.4%
Belden Inc.	130,681	7,843,474
Coherent Corp. (b)	28,835	1,004,900
Littelfuse Inc.	23,657	4,700,409
		13,548,783
Electronic Equipment & Instruments - 0.8%
National Instruments Corp.	93,705	3,536,427
Novanta Inc. (b)	35,000	4,047,750
		7,584,177
Electronic Manufacturing Services - 0.2%
Plexus Corp. (b)	20,434	1,789,201
Environmental & Facilities Services - 0.7%
Clean Harbors Inc. (b)	40,629	4,468,377
Montrose Environmental Group Inc. (b)	65,000	2,187,250
		6,655,627
Food Distributors - 0.4%
Performance Food Group Co. (b)	88,090	3,783,465
Food Retail - 0.0%*
The Fresh Market, Inc. (b)(c)	303,000	—
Footwear - 0.7%
Deckers Outdoor Corp. (b)	15,035	4,700,091
Wolverine World Wide Inc.	100,830	1,551,774
		6,251,865
General Merchandise Stores - 0.1%
Ollie's Bargain Outlet Holdings Inc. (b)	19,981	1,031,020
Health Care REITs - 0.2%
Community Healthcare Trust Inc.	55,755	1,825,976

See Notes to Schedules of Investments and Notes to Financial Statements.
22	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — September 30, 2022
	Number of Shares	Fair Value
Healthcare Distributors - 0.4%
AdaptHealth Corp. (a)(b)	210,819	$ 3,959,181
Healthcare Equipment - 5.7%
AtriCure Inc. (b)	104,000	4,066,400
Axonics Inc. (b)	45,500	3,205,020
Cardiovascular Systems Inc. (b)	113,000	1,566,180
CONMED Corp.	67,500	5,411,475
Globus Medical Inc., Class A (b)	107,500	6,403,775
Inspire Medical Systems Inc. (b)	35,500	6,296,635
Integra LifeSciences Holdings Corp. (b)	137,500	5,824,500
LeMaitre Vascular Inc.	21,430	1,086,073
Masimo Corp. (b)	7,000	988,120
Omnicell Inc. (b)	49,776	4,332,005
Outset Medical Inc. (b)	100,000	1,593,000
Penumbra Inc. (b)	42,000	7,963,200
SI-BONE Inc. (b)	94,000	1,641,240
Tandem Diabetes Care Inc. (b)	71,500	3,421,275
		53,798,898
Healthcare Facilities - 1.3%
Acadia Healthcare Company Inc. (a)(b)	103,506	8,092,099
U.S. Physical Therapy Inc.	51,269	3,897,469
		11,989,568
Healthcare Services - 0.9%
Addus HomeCare Corp. (a)(b)	21,698	2,066,517
AMN Healthcare Services Inc. (b)	13,225	1,401,321
Castle Biosciences Inc. (b)	82,947	2,163,258
Enhabit Inc. (b)	75,691	1,062,702
Pediatrix Medical Group Inc. (b)	110,021	1,816,447
		8,510,245
Healthcare Supplies - 0.7%
BioLife Solutions Inc. (b)	131,452	2,990,533
ICU Medical Inc. (b)	7,562	1,138,837
Pulmonx Corp. (b)	145,000	2,415,700
		6,545,070
Healthcare Technology - 0.2%
NextGen Healthcare Inc. (b)	100,171	1,773,027
	Number of Shares	Fair Value
Home Building - 0.7%
Cavco Industries Inc. (b)	8,628	$ 1,775,297
Green Brick Partners Inc. (b)	29,959	640,523
Taylor Morrison Home Corp. (b)	126,477	2,949,444
TopBuild Corp. (b)	9,277	1,528,664
		6,893,928
Home Furnishing Retail - 0.1%
The Aaron's Company Inc. (a)	134,046	1,302,927
Hotel & Resort REITs - 0.5%
RLJ Lodging Trust	340,016	3,440,962
Sunstone Hotel Investors Inc.	158,734	1,495,274
		4,936,236
Household Appliances - 0.1%
Helen of Troy Ltd. (b)	12,730	1,227,681
Household Products - 0.3%
Central Garden & Pet Co., Class A (b)	83,000	2,835,280
Industrial Machinery - 8.4%
Albany International Corp., Class A (a)	25,000	1,970,750
Altra Industrial Motion Corp. (a)	285,370	9,594,139
Barnes Group Inc.	231,533	6,686,673
Chart Industries Inc. (b)	7,194	1,326,214
Crane Holdings Co.	108,118	9,464,650
Enerpac Tool Group Corp.	535,643	9,550,515
ESCO Technologies Inc.	62,000	4,553,280
Evoqua Water Technologies Corp. (b)	214,500	7,093,515
John Bean Technologies Corp.	87,500	7,525,000
Mueller Industries Inc.	75,721	4,500,856
RBC Bearings Inc. (b)	16,500	3,428,865
Standex International Corp.	31,000	2,531,150
The Timken Co.	189,504	11,188,316
		79,413,923
Industrial REITs - 0.8%
EastGroup Properties Inc.	47,615	6,872,749
Innovative Industrial Properties Inc.	3,595	318,158
		7,190,907

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional Small-Cap Equity Fund	23

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — September 30, 2022
	Number of Shares	Fair Value
Insurance Brokers - 0.5%
BRP Group Inc., Class A (b)	175,000	$ 4,611,250
Interactive Media & Services - 0.2%
Ziff Davis Inc. (b)	21,211	1,452,529
Internet & Direct Marketing Retail - 0.2%
Overstock.com Inc. (b)	31,363	763,689
Revolve Group Inc. (b)	43,450	942,431
		1,706,120
Internet Services & Infrastructure - 0.2%
Switch Inc., Class A	50,362	1,696,696
Investment Banking & Brokerage - 1.1%
Piper Sandler Cos.	17,109	1,791,997
Raymond James Financial Inc.	67,207	6,641,396
Stifel Financial Corp.	40,275	2,090,675
		10,524,068
IT Consulting & Other Services - 0.3%
Perficient Inc. (b)	19,352	1,258,267
Unisys Corp. (b)	256,257	1,934,740
		3,193,007
Leisure Products - 1.6%
Malibu Boats Inc., Class A (b)	126,787	6,084,508
Polaris Inc.	96,448	9,225,251
		15,309,759
Life & Health Insurance - 0.4%
American Equity Investment Life Holding Co.	54,354	2,026,860
Trupanion Inc. (b)	26,297	1,562,831
		3,589,691
Life Sciences Tools & Services - 2.3%
Azenta Inc.	52,879	2,266,394
Bruker Corp.	88,149	4,677,186
ICON PLC (b)	15,129	2,780,408
Repligen Corp. (b)	37,200	6,960,492
Syneos Health Inc. (b)	113,197	5,337,238
		22,021,718
Marine - 0.2%
Kirby Corp. (b)	26,584	1,615,510
	Number of Shares	Fair Value
Metal & Glass Containers - 0.4%
TriMas Corp.	162,000	$ 4,061,340
Multi-Line Insurance - 0.3%
Horace Mann Educators Corp.	72,686	2,565,089
Multi-Utilities - 0.1%
Avista Corp.	35,277	1,307,013
Office REITs - 0.8%
Corporate Office Properties Trust	44,140	1,025,372
Cousins Properties Inc.	149,218	3,484,240
Easterly Government Properties Inc.	171,501	2,704,571
		7,214,183
Office Services & Supplies - 1.0%
MSA Safety Inc.	88,691	9,692,152
Oil & Gas Drilling - 0.1%
Helmerich & Payne Inc.	20,858	771,120
Oil & Gas Equipment & Services - 0.4%
ChampionX Corp.	80,995	1,585,072
Oil States International Inc. (b)	631,331	2,455,878
		4,040,950
Oil & Gas Exploration & Production - 1.7%
Denbury Inc. (b)	9,710	837,585
Northern Oil & Gas Inc.	86,331	2,366,333
PDC Energy Inc.	129,112	7,461,382
SM Energy Co.	102,410	3,851,640
Southwestern Energy Co. (b)	249,373	1,526,163
		16,043,103
Oil & Gas Refining & Marketing - 0.2%
HF Sinclair Corp.	28,508	1,534,871
Packaged Foods & Meats - 3.1%
Calavo Growers Inc.	44,683	1,418,685
Freshpet Inc. (b)	53,500	2,679,815
Hostess Brands Inc. (b)	239,000	5,554,360
J&J Snack Foods Corp.	28,000	3,625,160
Lancaster Colony Corp.	45,000	6,762,600
Sovos Brands Inc. (b)	57,500	818,800
The Simply Good Foods Co. (b)	137,000	4,382,630

See Notes to Schedules of Investments and Notes to Financial Statements.
24	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — September 30, 2022
	Number of Shares	Fair Value
Utz Brands Inc.	255,500	$ 3,858,050
		29,100,100
Paper Packaging - 0.0%*
Ranpak Holdings Corp. (b)	90,438	309,298
Personal Products - 0.5%
BellRing Brands Inc. (b)	67,971	1,400,882
elf Beauty Inc. (b)	97,000	3,649,140
		5,050,022
Pharmaceuticals - 0.2%
ANI Pharmaceuticals Inc. (b)	47,561	1,528,611
Property & Casualty Insurance - 2.2%
AMERISAFE Inc.	43,375	2,026,914
Argo Group International Holdings Ltd.	175,638	3,382,788
James River Group Holdings Ltd.	107,500	2,452,075
Palomar Holdings Inc. (b)	44,000	3,683,680
RLI Corp.	37,280	3,816,726
Selective Insurance Group Inc.	71,000	5,779,400
		21,141,583
Publishing - 0.9%
John Wiley & Sons Inc., Class A	236,476	8,882,039
Regional Banks - 9.2%
1st Source Corp.	38,136	1,765,697
Bank OZK	47,521	1,879,931
BankUnited Inc.	43,126	1,473,615
Banner Corp.	15,610	922,239
Cadence Bank	61,944	1,573,997
Community Bank System Inc.	46,000	2,763,680
Cullen/Frost Bankers Inc.	37,388	4,943,441
CVB Financial Corp.	102,500	2,595,300
Enterprise Financial Services Corp.	36,569	1,610,499
FB Financial Corp.	19,712	753,196
First Interstate BancSystem Inc., Class A	60,312	2,433,589
Fulton Financial Corp.	210,965	3,333,247
German American Bancorp Inc.	73,500	2,624,685
Heritage Commerce Corp.	66,111	749,699
Home BancShares Inc.	123,692	2,784,307
HomeStreet Inc.	24,475	705,125
	Number of Shares	Fair Value
Independent Bank Corp.	124,883	$ 9,307,530
National Bank Holdings Corp., Class A	61,766	2,284,724
Origin Bancorp Inc.	51,130	1,966,971
PacWest Bancorp	57,240	1,293,624
Peapack-Gladstone Financial Corp.	40,311	1,356,465
Pinnacle Financial Partners Inc.	19,223	1,558,985
Prosperity Bancshares Inc.	125,016	8,336,067
Renasant Corp.	147,248	4,605,918
Sandy Spring Bancorp Inc.	35,353	1,246,547
Stock Yards Bancorp Inc.	22,500	1,530,225
Texas Capital Bancshares Inc. (b)	32,380	1,911,391
UMB Financial Corp.	65,500	5,520,995
United Community Banks Inc.	42,252	1,398,541
Washington Federal Inc.	33,599	1,007,298
Washington Trust Bancorp Inc.	25,000	1,162,000
Westamerica BanCorp	63,937	3,343,266
Western Alliance Bancorp	57,874	3,804,637
Wintrust Financial Corp.	33,248	2,711,374
		87,258,805
Research & Consulting Services - 0.4%
Resources Connection Inc.	181,149	3,273,362
Residential REITs - 0.2%
NexPoint Residential Trust Inc.	42,235	1,951,679
Restaurants - 1.5%
Bloomin' Brands Inc.	78,324	1,435,679
Shake Shack Inc., Class A (b)	48,500	2,181,530
Texas Roadhouse Inc.	39,173	3,418,236
The Cheesecake Factory Inc.	71,237	2,085,819
Wingstop Inc.	40,500	5,079,510
		14,200,774
Retail REITs - 0.2%
Kite Realty Group Trust	105,271	1,812,767
The Macerich Co.	49,009	389,131
		2,201,898
Security & Alarm Services - 0.9%
The Brink's Co.	170,745	8,270,888
Semiconductor Equipment - 0.4%
Ichor Holdings Ltd. (b)	38,312	927,533

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional Small-Cap Equity Fund	25

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — September 30, 2022
	Number of Shares	Fair Value
Onto Innovation Inc. (b)	50,812	$ 3,254,509
		4,182,042
Semiconductors - 0.5%
Diodes Inc. (b)	12,108	785,930
MaxLinear Inc. (b)	24,733	806,791
Semtech Corp. (b)	82,813	2,435,530
SMART Global Holdings Inc. (b)	60,835	965,452
		4,993,703
Soft Drinks - 0.4%
Primo Water Corp.	274,701	3,447,498
Zevia PBC, Class A (b)	62,500	270,000
		3,717,498
Specialized Consumer Services - 0.3%
European Wax Center Inc., Class A	95,500	1,761,975
OneSpaWorld Holdings Ltd. (b)	159,456	1,339,430
		3,101,405
Specialized REITs - 0.3%
National Storage Affiliates Trust	34,292	1,425,861
PotlatchDeltic Corp.	38,015	1,560,136
		2,985,997
Specialty Chemicals - 4.1%
Avient Corp.	155,918	4,724,316
HB Fuller Co.	14,289	858,769
Ingevity Corp. (b)	221,097	13,405,111
Innospec Inc.	46,500	3,983,655
Quaker Chemical Corp.	18,924	2,732,247
Sensient Technologies Corp.	37,500	2,600,250
Stepan Co.	114,905	10,763,151
		39,067,499
Specialty Stores - 0.6%
Leslie's Inc. (b)	211,000	3,103,810
Sally Beauty Holdings Inc. (b)	212,500	2,677,500
		5,781,310
Steel - 0.5%
Carpenter Technology Corp.	30,546	951,202
Commercial Metals Co.	97,704	3,466,538
	Number of Shares	Fair Value
Ryerson Holding Corp.	28,332	$ 729,266
		5,147,006
Systems Software - 0.7%
Ping Identity Holding Corp. (b)	80,815	2,268,477
Progress Software Corp.	26,973	1,147,701
Tenable Holdings Inc. (b)	96,825	3,369,510
		6,785,688
Technology Hardware, Storage & Peripherals - 1.1%
Corsair Gaming Inc. (b)	112,444	1,276,239
Pure Storage Inc., Class A (b)	322,120	8,816,425
		10,092,664
Thrifts & Mortgage Finance - 0.9%
Flagstar Bancorp Inc.	18,676	623,778
WSFS Financial Corp.	162,098	7,531,073
		8,154,851
Trading Companies & Distributors - 2.3%
Applied Industrial Technologies Inc.	87,814	9,025,523
McGrath RentCorp.	15,861	1,330,103
Transcat Inc. (b)	20,000	1,513,800
Univar Solutions Inc. (b)	414,381	9,423,024
		21,292,450
Trucking - 0.5%
Saia Inc. (b)	26,720	5,076,800
Water Utilities - 0.1%
American States Water Co.	14,970	1,166,911
Total Common Stock (Cost $775,944,135)		893,600,223
Short-Term Investments - 5.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.98% (d)(e) (Cost $54,958,269)	54,958,269	54,958,269
Total Investments (Cost $830,902,404)		948,558,492
Liabilities in Excess of Other Assets, net - (0.1)%		(1,054,515)
NET ASSETS - 100.0%		$ 947,503,977

See Notes to Schedules of Investments and Notes to Financial Statements.
26	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — September 30, 2022
Other Information:
The Fund had the following long futures contracts open at September 30, 2022:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	December 2022	214	$ 18,913,121	$ 17,866,860	$ (1,046,261)
During the year ended September 30, 2022, the average notional value related to long futures contracts was $23,288,662.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At September 30, 2022, all or a portion of this security was pledged to cover collateral requirements for futures .
(b)	Non-income producing security.
(c)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund's Board of Trustees. Security value is determined based on level 3 inputs.
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2022.
*	Less than 0.05%.
Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 893,600,223	$ —	$ —	$ 893,600,223
Short-Term Investments	54,958,269	—	—	54,958,269
Total Investments in Securities	$ 948,558,492	$ —	$ —	$ 948,558,492
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	$ (1,046,261)	$ —	$ —	$ (1,046,261)
Total Other Financial Instruments	$ (1,046,261)	$ —	$ —	$ (1,046,261)

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	49,748,651	$49,748,651	$362,832,769	$357,623,151	$—	$—	54,958,269	$54,958,269	$450,062
See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional Small-Cap Equity Fund	27

State Street Institutional U.S. Equity Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	Investment Class
	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Inception date					11/25/97
Net asset value, beginning of period	$ 17.26	$ 13.97	$ 12.30	$ 13.74	$ 14.95
Income/(loss) from investment operations:
Net investment income	0.11 (a)	0.13 (a)	0.14 (a)	0.15 (a)	0.16 (a)
Net realized and unrealized gains/(losses) on investments	(1.80) (a)	3.86 (a)	2.35 (a)	0.05 (a)	1.95 (a)
Total income/(loss) from investment operations	(1.69)	3.99	2.49	0.20	2.11
Less distributions from:
Net investment income	0.13	0.14	0.16	0.18	0.21
Net realized gains	5.70	0.56	0.66	1.46	3.11
Total distributions	5.83	0.70	0.82	1.64	3.32
Net asset value, end of period	$ 9.74	$ 17.26	$ 13.97	$ 12.30	$ 13.74
Total Return(b)	(16.99)%	29.41%	20.77%	4.43%	16.72%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$176,243	$572,329	$461,624	$419,296	$522,658
Ratios to average net assets:
Net expenses	0.38%	0.37%	0.37%	0.38%	0.37%
Gross expenses	0.38%	0.37%	0.37%	0.38%	0.37%
Net investment income	0.78%	0.81%	1.12%	1.29%	1.21%
Portfolio turnover rate	29%	35%	38%	35%	48%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
The accompanying Notes are an integral part of these financial statements.
28	Financial Highlights

State Street Institutional U.S. Equity Fund
Financial Highlights, continued
Selected data based on a share outstanding throughout the fiscal years indicated
	Service Class
	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Inception date					1/3/01
Net asset value, beginning of period	$ 18.86	$15.21	$13.32	$14.70	$15.77
Income/(loss) from investment operations:
Net investment income	0.09 (a)	0.10 (a)	0.12 (a)	0.14 (a)	0.14 (a)
Net realized and unrealized gains/(losses) on investments	(2.08) (a)	4.21 (a)	2.54 (a)	0.09 (a)	2.08 (a)
Total income/(loss) from investment operations	(1.99)	4.31	2.66	0.23	2.22
Less distributions from:
Net investment income	0.09	0.10	0.11	0.15	0.18
Net realized gains	5.70	0.56	0.66	1.46	3.11
Total distributions	5.79	0.66	0.77	1.61	3.29
Net asset value, end of period	$ 11.08	$18.86	$15.21	$13.32	$14.70
Total Return(b)	(17.16)%	29.10%	20.52%	4.23%	16.35%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$ 118	$ 268	$ 58	$ 48	$ 104
Ratios to average net assets:
Net expenses	0.63%	0.62%	0.62%	0.63%	0.62%
Gross expenses	0.63%	0.62%	0.62%	0.63%	0.62%
Net investment income (loss)	0.62%	0.56%	0.87%	1.06%	0.95%
Portfolio turnover rate	29%	35%	38%	35%	48%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	29

State Street Institutional Premier Growth Equity Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	Investment Class
	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Inception date					10/29/99
Net asset value, beginning of period	$ 11.99	$ 10.72	$ 15.51	$ 17.49	$ 15.69
Income/(loss) from investment operations:
Net investment income	(0.00) (a)(b)	0.02 (a)	0.05 (a)	0.09 (a)	0.11 (a)
Net realized and unrealized gains/(losses) on investments	(2.67) (a)	2.55 (a)	3.89 (a)	(0.03) (a)	2.82 (a)
Total income/(loss) from investment operations	(2.67)	2.57	3.94	0.06	2.93
Less distributions from:
Net investment income	0.01	0.01	0.09	0.11	0.13
Net realized gains	1.53	1.29	8.64	1.93	1.00
Total distributions	1.54	1.30	8.73	2.04	1.13
Net asset value, end of period	$ 7.78	$ 11.99	$ 10.72	$ 15.51	$ 17.49
Total Return(c)	(26.33)%	25.85%	39.25%	3.57%	19.64%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$15,818	$85,331	$73,933	$192,144	$365,078
Ratios to average net assets:
Net expenses	0.51%	0.45%	0.42%	0.39%	0.38%
Gross expenses	0.51%	0.45%	0.42%	0.39%	0.38%
Net investment income (loss)	(0.01)%	0.16%	0.40%	0.59%	0.68%
Portfolio turnover rate	41%	27%	28%	27%	21%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Rounds to less than $0.005.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
The accompanying Notes are an integral part of these financial statements.
30	Financial Highlights

State Street Institutional Premier Growth Equity Fund
Financial Highlights, continued
Selected data based on a share outstanding throughout the fiscal years indicated
	Service Class
	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Inception date					1/3/01
Net asset value, beginning of period	$ 11.57	$10.40	$15.27	$17.24	$ 15.48
Income/(loss) from investment operations:
Net investment income (loss)	(0.02) (a)	(0.01) (a)	0.01 (a)	0.05 (a)	0.07 (a)
Net realized and unrealized gains/(losses) on investments	(2.56) (a)	2.47 (a)	3.80 (a)	(0.02) (a)	2.78 (a)
Total income/(loss) from investment operations	(2.58)	2.46	3.81	0.03	2.85
Less distributions from:
Net investment income	—	—	0.04	0.07	0.09
Net realized gains	1.53	1.29	8.64	1.93	1.00
Total distributions	1.53	1.29	8.68	2.00	1.09
Net asset value, end of period	$ 7.46	$11.57	$10.40	$15.27	$ 17.24
Total Return(b)	(26.51)%	25.58%	38.83%	3.32%	19.37%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$ 9,937	$9,784	$8,832	$9,609	$17,298
Ratios to average net assets:
Net expenses	0.76%	0.70%	0.69%	0.64%	0.63%
Gross expenses	0.76%	0.70%	0.69%	0.64%	0.63%
Net investment income (loss)	(0.21)%	(0.09)%	0.08%	0.34%	0.43%
Portfolio turnover rate	41%	27%	28%	27%	21%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	31

State Street Institutional Small-Cap Equity Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	Investment Class
	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Inception date					8/3/98
Net asset value, beginning of period	$ 22.15	$ 15.55	$ 17.04	$ 21.94	$ 20.79
Income/(loss) from investment operations:
Net investment income	0.05 (a)	0.02 (a)	0.05 (a)	0.06 (a)	0.03 (a)
Net realized and unrealized gains/(losses) on investments	(3.38) (a)	7.19 (a)	(0.45) (a)	(2.06) (a)	2.95 (a)
Total income/(loss) from investment operations	(3.33)	7.21	(0.40)	(2.00)	2.98
Less distributions from:
Net investment income	0.03	0.04	0.07	0.04	0.04
Net realized gains	3.30	0.57	1.02	2.86	1.79
Total distributions	3.33	0.61	1.09	2.90	1.83
Net asset value, end of period	$ 15.49	$ 22.15	$ 15.55	$ 17.04	$ 21.94
Total Return(b)	(18.14)%	46.98%	(3.03)%	(6.21)%	15.47%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$945,933	$1,308,410	$973,165	$1,255,899	$1,528,575
Ratios to average net assets:
Net expenses	0.79%	0.88%	0.89%	0.88%	0.88%
Gross expenses	0.88%	0.88%	0.89%	0.88%	0.88%
Net investment income	0.27%	0.10%	0.33%	0.37%	0.14%
Portfolio turnover rate	30%	42%	31%	29%	38%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
The accompanying Notes are an integral part of these financial statements.
32	Financial Highlights

State Street Institutional Small-Cap Equity Fund
Financial Highlights, continued
Selected data based on a share outstanding throughout the fiscal years indicated
	Service Class
	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Inception date					9/30/05
Net asset value, beginning of period	$ 22.11	$15.53	$17.02	$21.93	$20.79
Income/(loss) from investment operations:
Net investment income (loss)	0.01 (a)	(0.03) (a)	0.01 (a)	0.02 (a)	(0.02) (a)
Net realized and unrealized gains/(losses) on investments	(3.37) (a)	7.18 (a)	(0.46) (a)	(2.05) (a)	2.95 (a)
Total income/(loss) from investment operations	(3.36)	7.15	(0.45)	(2.03)	2.93
Less distributions from:
Net investment income	—	—	0.02	0.02	—
Net realized gains	3.30	0.57	1.02	2.86	1.79
Total distributions	3.30	0.57	1.04	2.88	1.79
Net asset value, end of period	$ 15.45	$22.11	$15.53	$17.02	$21.93
Total Return(b)	(18.28)%	46.60%	3.30%	(6.44)%	15.14%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$ 1,571	$2,078	$1,750	$1,937	$2,671
Ratios to average net assets:
Net expenses	1.04%	1.13%	1.14%	1.13%	1.13%
Gross expenses	1.13%	1.13%	1.14%	1.13%	1.13%
Net investment income (loss)	0.03%	(0.14)%	0.08%	0.12%	(0.11)%
Portfolio turnover rate	30%	42%	31%	29%	38%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	33

State Street Institutional Funds
Statements of Assets and Liabilities — September 30, 2022
	State Street Institutional U.S. Equity Fund	State Street Institutional Premier Growth Equity Fund	State Street Institutional Small-Cap Equity Fund
Assets
Investments in securities, at fair value (cost $140,872,322; $22,848,116 and $775,944,135, respectively)	$ 169,870,027	$ 24,601,041	$ 893,600,223
Investments in affiliated securities, at fair value	6,354,619	1,142,486	54,958,269
Cash	5,026	—	16,622
Net cash collateral on deposit with broker for future contracts	733,985	31,530	2,243,315
Receivable for investments sold	460,842	—	3,114,723
Income receivables	166,788	—	567,084
Receivable for fund shares sold	26,060	3,111	4,176
Income receivable from affiliated investments	14,954	1,865	119,835
Total assets	177,632,301	25,780,033	954,624,247
Liabilities
Payable for investments purchased	667,686	—	4,242,189
Payable for fund shares redeemed	344	3,535	1,236,314
Payable for accumulated variation margin on futures contracts	541,694	6,487	1,045,785
Payable to the Adviser	61,072	12,982	595,532
Accrued other expenses	37	5	108
Distribution and service fees	26	2,236	342
Total liabilities	1,270,859	25,245	7,120,270

Net Assets	$ 176,361,442	$ 25,754,788	$ 947,503,977
Net Assets Consist of:
Capital paid in	$ 122,103,230	$ (13,651,089)	$ 806,132,822
Total distributable earnings (loss)	54,258,212	39,405,877	141,371,155
Net Assets	$ 176,361,442	$ 25,754,788	$ 947,503,977

Investment Class:
Net Assets	$ 176,243,258	$ 15,818,198	$ 945,933,355
Shares outstanding ($0.001 par value, unlimited shares authorized)	18,092,234	2,033,034	61,055,711
Net asset value, offering and redemption price per share	$ 9.74	$ 7.78	$ 15.49

Service Class:
Net Assets	$ 118,184	$ 9,936,590	$ 1,570,622
Shares outstanding ($0.001 par value, unlimited shares authorized)	10,664	1,331,241	101,683
Net asset value, offering and redemption price per share	$ 11.08	$ 7.46	$ 15.45
The accompanying Notes are an integral part of these financial statements.
34	Statements of Assets and Liabilities

State Street Institutional Funds
Statements of Operations — For the year ended September 30, 2022
	State Street Institutional U.S. Equity Fund	State Street Institutional Premier Growth Equity Fund	State Street Institutional Small-Cap Equity Fund
Investment Income
Income
Dividend	$ 3,871,810	$ 265,747	$ 12,047,016
Income from affiliated investments	61,826	7,808	450,062
Less: Foreign taxes withheld	(8,960)	—	(41,325)
Total income	3,924,676	273,555	12,455,753
Expenses
Advisory and administration fees	1,259,268	249,559	10,342,070
Distribution and service fees
Service Class	366	28,362	4,811
Trustees' fees	22,434	20,426	28,251
Other expenses	4,193	130	3,688
Total expenses before waivers	1,286,261	298,477	10,378,820
Less: Expenses waived or borne by the adviser	—	—	(1,131,707)
Net expenses	1,286,261	298,477	9,247,113
Net investment income	$ 2,638,415	$ (24,922)	$ 3,208,640
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ 168,316,155	$ 39,048,421	$ 57,421,184
Affiliated investments	—	360,988	—
Futures	(200,960)	(30,137)	(4,418,599)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(185,679,844)	(44,580,370)	(271,224,611)
Affiliated investments	—	(376,173)	—
Futures	(351,715)	49,132	(896,638)
Net realized and unrealized gain (loss) on investments	(17,916,364)	(5,528,139)	(219,118,664)
Net Decrease in Net Assets Resulting from Operations	$ (15,277,949)	$ (5,553,061)	$ (215,910,024)
The accompanying Notes are an integral part of these financial statements.
Statements of Operations	35

State Street Institutional Funds
Statements of Changes in Net Assets
	State Street Institutional U.S. Equity Fund		State Street Institutional Premier Growth Equity Fund
	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2022	Year Ended September 30, 2021
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 2,638,415	$ 4,433,694	$ (24,922)	$ 122,083
Net realized gain (loss) on investments and futures	168,115,195	62,022,436	39,379,272	12,886,766
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(186,031,559)	70,234,904	(44,907,411)	7,930,345
Net increase (decrease) from operations	(15,277,949)	136,691,034	(5,553,061)	20,939,194
Distributions to shareholders:
Total distributions
Investment Class	(205,273,357)	(23,406,981)	(10,884,926)	(8,735,337)
Service Class	(44,930)	(2,531)	(1,289,070)	(1,048,868)
Total distributions	(205,318,287)	(23,409,512)	(12,173,996)	(9,784,205)
Increase (decrease) in assets from operations and distributions	(220,596,236)	113,281,522	(17,727,057)	11,154,989
Share transactions:
Proceeds from sale of shares
Investment Class	15,780,972	22,603,685	618,623	2,801,546
Service Class	20,287	214,086	7,554,181	1,531,472
Value of distributions reinvested
Investment Class	205,036,339	23,158,592	10,884,764	8,735,201
Service Class	44,930	2,531	1,289,070	1,048,868
Cost of shares redeemed
Investment Class	(396,371,663)	(48,319,146)	(68,544,625)	(10,268,082)
Service Class	(150,188)	(26,642)	(3,435,029)	(2,653,742)
Net increase (decrease) from share transactions	(175,639,323)	(2,366,894)	(51,633,016)	1,195,263
Total increase (decrease) in net assets	(396,235,559)	110,914,628	(69,360,073)	12,350,252
Net Assets
Beginning of year	572,597,001	461,682,373	95,114,861	82,764,609
End of year	$ 176,361,442	$ 572,597,001	$ 25,754,788	$ 95,114,861
Changes in Fund Shares
Investment Class
Shares sold	1,252,674	1,450,198	57,571	246,456
Issued for distributions reinvested	15,246,073	1,580,791	955,642	846,434
Shares redeemed	(31,563,308)	(2,928,886)	(6,095,192)	(874,337)
Net increase (decrease) in fund shares	(15,064,561)	102,103	(5,081,979)	218,553
Service Class
Shares sold	1,529	11,659	742,057	139,140
Issued for distributions reinvested	2,917	158	117,831	105,097
Shares redeemed	(7,965)	(1,453)	(374,515)	(247,671)
Net increase (decrease) in fund shares	(3,519)	10,364	485,373	(3,434)
The accompanying Notes are an integral part of these financial statements.
36	Statements of Changes in Net Assets

State Street Institutional Small-Cap Equity Fund
Year Ended September 30, 2022	Year Ended September 30, 2021

$ 3,208,640	$ 1,263,304
53,002,585	189,993,131
(272,121,249)	248,918,692
(215,910,024)	440,175,127

(192,472,199)	(36,826,282)
(313,806)	(53,141)
(192,786,005)	(36,879,423)
(408,696,029)	403,295,704

46,621,109	67,272,135
168,550	300,585

192,441,993	36,808,062
313,806	53,141

(193,522,296)	(171,456,650)
(311,306)	(699,980)
45,711,856	(67,722,707)
(362,984,173)	335,572,997

1,310,488,150	974,915,153
$ 947,503,977	$ 1,310,488,150

2,528,748	3,105,436
9,884,026	1,909,132
(10,440,078)	(8,531,351)
1,972,696	(3,516,783)

8,905	13,863
16,134	2,755
(17,329)	(35,326)
7,710	(18,708)
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	37

State Street Institutional Funds
Notes to Financial Statements — September 30, 2022
1. Organization of the Funds
State Street Institutional Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Delaware business trust on May 23, 1997, and is authorized to issue an unlimited number of shares. It is currently comprised of the following three series (each, a “Fund” and collectively, the “Funds”): State Street Institutional U.S. Equity Fund, State Street Institutional Premier Growth Equity Fund and State Street Institutional Small-Cap Equity Fund. Each Fund presently offers two classes of shares — the Investment Class and the Service Class. The Trust expects that most of the time, each Fund will have relatively few shareholders (as compared with most mutual funds), but that these shareholders will invest substantial amounts in a Fund (minimum initial investment requirements are described in the current summary prospectus for each Fund and in the Funds’ statutory prospectus). Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Institutional Premier Growth Equity Fund, which is a non-diversified investment company.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
38	Notes to Financial Statements

State Street Institutional Funds
Notes to Financial Statements, continued — September 30, 2022
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2022 is disclosed in each Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in Real Estate Investment Trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate a portion of the capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.'s (the "Adviser" or "SSGA FM") estimates of such redesignations for which actual information has not yet been reported.
Expenses Each Fund pays a “unitary fee” to SSGA FM equivalent to the Fund’s advisory and administration fee. This fee includes all operating expenses payable by each Fund, except for fees and expenses associated with the
Notes to Financial Statements	39

State Street Institutional Funds
Notes to Financial Statements, continued — September 30, 2022
Trust’s independent Trustees, shareholder servicing and distribution (12b-1) fees, brokerage fees and commissions, and expenses that are not normal operating expenses of the Fund (such as extraordinary expenses, interest and taxes).
Foreign Currency Translation The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of September 30, 2022, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Distributions Distributions from net investment income, if any, are declared and paid annually for all Funds.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Derivative Financial Instruments
Futures Contracts Each Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in the Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts. For the fiscal year ended September 30, 2022, the following Funds entered into futures contracts for strategies listed below:
Fund	Strategies
State Street Institutional U.S. Equity Fund	Equitization of Cash
State Street Institutional Premier Growth Equity Fund	Equitization of Cash
State Street Institutional Small-Cap Equity Fund	Equitization of Cash
40	Notes to Financial Statements

State Street Institutional Funds
Notes to Financial Statements, continued — September 30, 2022
The following tables summarize the value of the Funds’ derivative instruments as of September 30, 2022 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Institutional U.S. Equity Fund
Futures Contracts	$ —	$ —	$ —	(541,694)	$ —	$ (541,694)
State Street Institutional Premier Growth Equity Fund
Futures Contracts	$ —	$ —	$ —	$ (6,487)	$ —	$ (6,487)
State Street Institutional Small-Cap Equity Fund
Futures Contracts	$ —	$ —	$ —	(1,045,785)	$ —	$ (1,045,785)

Realized Gain/Loss
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Institutional U.S. Equity Fund
Futures Contracts	$ —	$ —	$ —	(200,960)	$ —	$ (200,960)
State Street Institutional Premier Growth Equity Fund
Futures Contracts	$ —	$ —	$ —	$ (30,137)	$ —	$ (30,137)
State Street Institutional Small-Cap Equity Fund
Futures Contracts	$ —	$ —	$ —	(4,418,599)	$ —	$ (4,418,599)

Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Institutional U.S. Equity Fund
Futures Contracts	$ —	$ —	$ —	(351,715)	$ —	$ (351,715)
State Street Institutional Premier Growth Equity Fund
Futures Contracts	$ —	$ —	$ —	$ 49,132	$ —	$ 49,132
State Street Institutional Small-Cap Equity Fund
Futures Contracts	$ —	$ —	$ —	(896,638)	$ —	$ (896,638)
Notes to Financial Statements	41

State Street Institutional Funds
Notes to Financial Statements, continued — September 30, 2022
4.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:
Fund	Average Daily Net Assets of the Fund	Management Fee
State Street Institutional U.S. Equity Fund	First $25 million	0.55%
	Next $25 million	0.45%
	Over $50 million	0.35%
State Street Institutional Premier Growth Equity Fund	First $25 million	0.55%
	Next $25 million	0.45%
	Over $50 million	0.35%
State Street Institutional Small-Cap Equity Fund	First $250 million	0.95%
	Next $250 million	0.90%
	Over $500 million	0.85%
Each Fund’s Management Fee is a “unitary” fee that includes all operating expenses payable by the Fund, except for fees and expenses associated with the independent Trustees, shareholder servicing and distribution (12b-1) fees, brokerage fees and commissions, and expenses that are not normal operating expenses of the Fund (such as extraordinary expenses, interest and taxes).
Effective January 1, 2022, SSGA FM is contractually obligated until January 31, 2023 (i) to waive up to the full amount of the advisory fee payable by the State Street Institutional Small-Cap Equity Fund, and/or (ii) to reimburse the State Street Institutional Small-Cap Equity Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, extraordinary expenses, and certain class specific expenses, such as distribution and shareholder servicing) exceed 0.75% of average daily net assets on an annual basis. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to January 31, 2023 except with approval of the Board. For the year ended September 30, 2022, fees waived and expenses reimbursed by the Adviser, pursuant to this agreement, were $1,131,707.
Distribution and Shareholder Servicing Fees The Funds have adopted a Shareholder Servicing and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Service Class shares of each Fund. Each Fund pays State Street Global Advisors Funds Distributors, LLC (“SSGA FD”), the Funds' principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of 0.25% of the average daily net assets of such Fund attributable to the Service Class shares. Currently, Investment Class shares are not subject to a 12b-1 fee.
Due to Custodian In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian, who is an affiliate of the Funds.
Other Transactions with Affiliates The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended September 30, 2022 are disclosed in the Schedules of Investments.
5.Sub-Advisory Fees
Pursuant to investment sub-advisory agreements with SSGA FM, the assets of the State Street Institutional Small-Cap Equity Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade Capital Management, L.L.C.; (ii) Champlain Investment Partners, LLC; (iii) Riverbridge Partners LLC (prior to July 15, 2022); (iv) Kennedy Capital Management, Inc.; and (v) SouthernSun Asset Management, LLC. SSGA FM is
42	Notes to Financial Statements

State Street Institutional Funds
Notes to Financial Statements, continued — September 30, 2022 responsible for allocating the State Street Institutional Small-Cap Equity Fund’s assets among the sub-advisers in its discretion (“Allocated Assets”), and for managing the State Street Institutional Small-Cap Equity Fund’s cash position, while each subadviser is responsible for the day-to-day management of their portion of the Allocated Assets, under the general supervision and oversight of SSGA FM and the Board. For their services, SSGA FM pays each sub-adviser an investment sub-advisory fee, which is calculated as a percentage of the average daily net assets of the respective Allocated Assets that it manages.
6.Trustees' Fees
The fees and expenses of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended September 30, 2022 were as follows:
	Other Securities
Fund	Purchases	Sales
State Street Institutional U.S. Equity Fund	$ 97,719,776	$473,097,350
State Street Institutional Premier Growth Equity Fund	21,520,876	84,184,018
State Street Institutional Small-Cap Equity Fund	335,846,896	487,368,003
8.Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAVs or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, futures contracts, return of capital adjustments and wash sale loss deferrals.
The tax character of distributions paid during the year ended September 30, 2022 was as follows:
Fund	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional U.S. Equity Fund	$ 9,994,445	$195,323,842	$205,318,287
State Street Institutional Premier Growth Equity Fund	424,140	11,749,856	12,173,996
State Street Institutional Small-Cap Equity Fund	60,316,849	132,469,156	192,786,005
Notes to Financial Statements	43

State Street Institutional Funds
Notes to Financial Statements, continued — September 30, 2022
The tax character of distributions paid during the year ended September 30, 2021 were as follows:
Fund	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional U.S. Equity Fund	$6,558,470	$16,851,042	$23,409,512
State Street Institutional Premier Growth Equity Fund	374,542	9,409,663	9,784,205
State Street Institutional Small-Cap Equity Fund	4,283,820	32,595,603	36,879,423
At September 30, 2022, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street Institutional U.S. Equity Fund	$1,408,209	$—	$—	$25,173,434	$ 27,676,569	$ —	$ 54,258,212
State Street Institutional Premier Growth Equity Fund	—	—	—	39,215,083	1,322,559	(1,131,765)	39,405,877
State Street Institutional Small-Cap Equity Fund	298,548	—	—	38,769,713	102,302,894	—	141,371,155
As of September 30, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Institutional U.S. Equity Fund	$148,006,329	$ 41,315,450	$13,638,881	$ 27,676,569
State Street Institutional Premier Growth Equity Fund	24,414,474	5,308,143	3,985,584	1,322,559
State Street Institutional Small-Cap Equity Fund	845,209,337	192,169,785	89,866,891	102,302,894
9.Line of Credit
The Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.275 billion ($1.1 billion prior to October 6, 2022) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
Prior to October 7, 2021, the Funds had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Funds had no outstanding loans as of September 30, 2022.
44	Notes to Financial Statements

State Street Institutional Funds
Notes to Financial Statements, continued — September 30, 2022
10.Risks
Concentration Risk As a result of a Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of a Fund's investments more than if a Fund was more broadly diversified.
Market Risk A Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of COVID-19, governments and businesses world-wide took and continue to take aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in and may continue to result in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of a Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
11.Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
Notes to Financial Statements	45

State Street Institutional Funds
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of State Street Institutional Funds:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street Institutional Funds (the “Trust”) (comprising State Street Institutional U.S. Equity Fund, State Street Institutional Premier Growth Equity Fund and State Street Institutional Small-Cap Equity Fund (collectively referred to as the “Funds”)), including the schedules of investments, as of September 30, 2022, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising State Street Institutional Funds at September 30, 2022, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
November 23, 2022
46	Report of Independent Registered Public Accounting Firm

State Street Institutional Funds
Other Information — September 30, 2022 (Unaudited)
Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2022.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2022 is considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Long Term Capital Gains Distributions
Long term capital gain dividends were paid from the Funds during the year ended September 30, 2022:
Amount
State Street Institutional U.S. Equity Fund	$195,323,842
State Street Institutional Premier Growth Equity Fund	11,749,856
State Street Institutional Small-Cap Equity Fund	132,469,156
Proxy Voting Policies and Procedures and Record
The Funds have adopted the proxy voting policies of the Adviser. A description of the Funds' proxy voting policies and procedures that are used by the Funds' Adviser to vote proxies relating to Funds' portfolio of securities are available (i) without charge, upon request, by calling 1-800-242-0134 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Funds voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Funds' website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Funds' website at www.ssga.com. The Funds' Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134 (toll free).
Other Information	47

State Street Institutional Funds
Other Information, continued — September 30, 2022 (Unaudited)
TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS 1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Funds (the “Trust”) met in person on April 6, 2022 and May 11-12, 2022, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to each portfolio series of the Trust (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), and the sub-advisory agreements (each, a “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) by and among SSGA FM, the Trust on behalf of the State Street Institutional Small-Cap Equity Fund (the “Institutional Small-Cap Equity Fund”), and each of Champlain Investment Partners, LLC, Kennedy Capital Management, Inc., Palisade Capital Management, LLC and SouthernSun Asset Management, LLC (collectively, the “Sub-Advisers”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustee who is an “interested person” of the Adviser, reviewed information furnished by the Adviser and Sub-Advisers and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Trustees were separately represented by counsel who are independent of the Adviser and Sub-Advisers (“Independent Counsel”) in connection with their consideration of approval of the Agreements.  Following the April 6, 2022 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 11-12, 2022 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2021, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
______________________________________________
 1The Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory and sub-advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process").  The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year.  However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year.  The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting").  At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns.  Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
48	Other Information

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Other Information, continued — September 30, 2022 (Unaudited)
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser and Sub-Advisers for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and
•	Profitability analyses for (a) the Adviser and Sub-Advisers with respect to each applicable Fund and (b) affiliates of SSGA FM that provide services to the Funds (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser and Sub-Advisers, including their investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Funds.
Information about the Adviser and Sub-Advisers
•	Reports detailing the financial results and condition of SSGA FM and its affiliates, as well as of the Sub-Advisers;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Funds and for Fund operations;
•	Information relating to compliance with and the administration of the Codes of Ethics adopted by the Adviser and Sub-Advisers;
•	Information about the Adviser’s and each Sub-Adviser’s proxy voting policies and procedures and information regarding the Adviser’s and each Sub-Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser and Sub-Advisers to overseeing compliance by the Funds and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Funds;
•	A description of the adequacy and sophistication of the Adviser’s and Sub-Advisers’ technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser and Sub-Advisers; and
•	Information regarding the Adviser’s and Sub-Advisers’ risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Funds, as applicable, and the role of the Adviser in managing the Funds’ relationship with these service providers;
Other Information	49

State Street Institutional Funds
Other Information, continued — September 30, 2022 (Unaudited)
•	Copies of the Advisory Agreement and Sub-Advisory Agreements and agreements with other service providers of the Funds;
•	Responses to a request for information reviewed prior to the April 6, 2022 and May 11-12 meetings by Independent Counsel, requesting specific information from each of:
○	SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins from such operations for the calendar year ended December 31, 2021; and the relevant operations of other Affiliated Service Providers to the Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2021;
○	The Sub-Advisers, with respect to their operations relating to the Institutional Small-Cap Equity Fund and their approximate profitability from such operations for the calendar year ended December 31, 2021;
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Funds, with respect to its operations relating to the Funds; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street, the Distributor and the Sub-Advisers with respect to the Funds, as applicable, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 11-12, 2022; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and Sub-Advisers, and other service providers of the Funds throughout the year at meetings of the Board and its committees.  At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser and Sub-Advisers relating to the performance of the Funds, as applicable, and the investment strategies used in pursuing each Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel.  The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements, and the weight to be given to each such factor.  The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 11-12, 2022 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Agreements effective June 1, 2022, for an additional year with respect to all Funds.
Nature, Extent and Quality of Services
In considering whether to approve the Agreements, the Board evaluated the nature, extent and quality of services provided to each applicable Fund by the Adviser and Sub-Advisers.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund.  The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries.  The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various Funds that
50	Other Information

State Street Institutional Funds
Other Information, continued — September 30, 2022 (Unaudited)
invest primarily in equity securities.  With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of a portfolio’s quality distribution and sector and interest rate exposure. For the Institutional Small-Cap Equity Fund, the Board considered the Adviser’s process used for overseeing multiple sub-advisers. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year.  The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.  The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
In connection with their consideration of the services provided by each of the Sub-Advisers, the Board considered each Sub-Adviser’s attributes relating to its investment philosophy oriented toward long-term performance, its process for selecting investments, its experienced professionals, access to significant technological resources and a favorable history and reputation. The Board also considered the review process undertaken by SSGA FM and SSGA FM’s favorable assessment of the nature and quality of the investment sub-advisory services provided by each Sub-Adviser to the Institutional Small-Cap Equity Fund. The Board also considered the Institutional Small-Cap Equity Fund’s multi-manager structure and how each Sub-Adviser’s approach to small-cap investing fits within the Institutional Small-Cap Equity Fund’s overall strategy.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser and each Sub-Adviser can be expected to continue to provide high quality investment management and related services for the Funds.
Fund Performance
The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2021. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of each Fund:
State Street Institutional Premier Growth Equity Fund.  The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods.  The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3- and 10-year periods and was below its Lipper Index for the 5-year period.
State Street Institutional U.S. Equity Fund.  The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-year period and was above the medians of its Performance Group and Performance Universe for the 3-, 5- and 10-year periods.  The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3-, 5- and 10-year periods.
State Street Institutional Small-Cap Equity Fund.  The Board considered that the Fund’s performance was below the median of its Performance Group for the 1-year period, was above the median of its Performance Group for the 3- and 5-year periods, and was equal to the median of its Performance Group for the 10-year period. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1-year period and was above the median of its Performance Universe for the 3-, 5- and 10-year periods.  The Board also considered that
Other Information	51

State Street Institutional Funds
Other Information, continued — September 30, 2022 (Unaudited)
the Fund’s performance was below its Lipper Index for the 1-year period and was above its Lipper Index for the 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance, including its strong long-term performance.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory or is being appropriately monitored and/or addressed by management.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers, if any, as well as the fees paid to each of the Sub-Advisers by the Adviser, which reduced the net management fees retained by the Adviser. For the Institutional Small-Cap Equity Fund, the Board also reviewed (i) the allocation of the total advisory fees between SSGA FM and the Sub-Advisers, and (ii) the services required of SSGA FM to oversee the Sub-Advisers for those services. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds.  The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser and Sub-Advisers to the fees charged and services provided to other clients of the Adviser and Sub-Advisers, including institutional accounts, as applicable.  In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of certain Funds to limit the total expenses borne by shareholders of such Funds. SSGA FM reviewed with the Board the Funds’ unitary fee structure where SSGA FM (and not the Funds) bears most of the Funds’ operating expenses, therefore affecting SSGA FM’s profitability. The Board also considered that the sub-advisory fees are paid by the Adviser out of its advisory fees it receives from the Funds and are not paid by the Funds. Among other information, the Board considered the following expense information in its evaluation of each Fund:
State Street Institutional Premier Growth Equity Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe.  The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Institutional U.S. Equity Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe.  The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Institutional Small-Cap Equity Fund.  The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe.  The Board also considered that the Fund’s total expenses were above the median of its Expense Group and below the median of its Expense Universe.  The Board considered management’s discussion of the Fund’s expenses.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser and Sub-Advisers, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates and the Sub-Advisers in providing investment advisory and other services to each applicable Fund and to all funds within the fund complex.  The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers and the Sub-Advisers in connection with their relationships with the applicable Funds, including, where applicable, soft dollar commission benefits generated through Fund portfolio transactions.  The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Funds, including reputational and entrepreneurial risks.
52	Other Information

State Street Institutional Funds
Other Information, continued — September 30, 2022 (Unaudited)
The Board concluded that the profitability of the Adviser with respect to the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.
The Board also considered that the sub-advisory fee rate under each Sub-Advisory Agreement was negotiated with each Sub-Adviser at arm’s length. In considering the profitability to each Sub-Adviser in connection with its relationship to the applicable Fund, the Trustees noted that the fees under the Sub-Advisory Agreement are paid by the Adviser out of the advisory fees that the Adviser receives from the Fund.  For these reasons, the Board concluded that the profitability of each Sub-Adviser from its relationship with the Fund was not material to their deliberations with respect to the consideration of approval of the applicable Sub-Advisory Agreement.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole.  The Board noted that the advisory fee for each Fund contains breakpoints.  The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of profitability of the Adviser and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparative management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that additional breakpoints in such fees should be implemented for any Fund at this time.  The Board noted that the fees under the Sub-Advisory Agreements are paid by the Adviser out of the advisory fees that the Adviser receives under the Advisory Agreement. Therefore, the Board concluded that the potential for economies of scale in each Sub-Adviser’s management of the Institutional Small-Cap Equity Fund is not a material factor to the approval of the Sub-Advisory Agreements.
Conclusions
In reaching its decision to approve the Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Trustee may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser and Sub-Advisers possess the capability and resources to perform the duties required of them under the Agreements.
Further, based upon its review of the Agreements, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement and Sub-Advisory Agreements are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement and Sub-Advisory Agreements are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
Other Information	53

State Street Institutional Funds
Other Information, continued — September 30, 2022 (Unaudited)
TRUSTEES AND OFFICERS
Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co-Chairperson of the Board	Term: Until successor is elected and qualified Elected: 1/19	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	57	Director, the Holland Series
Fund, Inc.; Director, The China
Fund, Inc. (1992 – 2017);
Director, The Taiwan Fund,
Inc. (2007 – 2017); Director,
Reaves Utility Income Fund,
Inc.; and Director, Blackstone/
GSO Loans (and Real Estate)
					Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co-Chairperson of the Board	Term: Until successor is elected and qualified Elected: 1/19	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Europe Limited. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	57	Board Director and Chairman, SPDR Europe 1PLC Board (2011 - Present); Board Director and Chairman, SPDR Europe II, PLC (2013 - Present).
54	Other Information

State Street Institutional Funds
Other Information, continued — September 30, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES (continued)

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Until successor is elected and qualified Elected: 1997	Senior Advisor to NGN Capital LLC (January 2020 - Present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	57	Director of Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - present); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee of GE Funds (1993 - February 2011); Director of Artes Medical (2006 - 2008);
					Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Until successor is elected and qualified Appointed: 1/12 Elected: 6/16	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	57	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).

Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Chairperson of the Nominating Committee Chairperson of the Governance Committee	Term: Until successor is elected and qualified Elected: 1/19	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	57	1998 to December 2008,
Chairman, Board Member and
December 2008 to Present,
Investment Committee
Member, Healthcare Georgia
Foundation (private
foundation); September 2002
to 2012, Lead Director and
Board Member, Amerigroup
Corp. (managed health care);
1999 to 2013, Board Member
and (since 2001 - 2017) Investment
Committee Member, Woodruff
Arts Center; 2003 to 2009,
Trustee, Gettysburg College;
					Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Other Information	55

State Street Institutional Funds
Other Information, continued — September 30, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES (continued)

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Until successor is elected and qualified Elected: 1/19	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	57	None.

Margaret McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee	Term: Indefinite Appointed: 9/22	Consultant (since 2020) Bates Group (consultants); Consultant (2019 - 2020) Madison Dearborn Partners (private equity); General Counsel/CCO (2011 - 2019) Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology).	57	Director, Manning & Napier Fund Inc. (2021 - present).

George Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	57	Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 – present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds plc. (2005 – 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 – 2018).
INTERESTED TRUSTEE(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Until successor is elected and qualified Elected: 1/19	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*	57	Board Director, SSGA SPDR ETFs, Europe I plc (May 2020 – present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 – present).

(1)	The individual listed below is a Trustee who is an "interested person," as defined in the 1940 Act, of the Trust ("Interested Trustee").
(2)	Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
*	Served in various capacities and/or with various affiliated entities during noted time period.
†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA FM serves as Adviser.
56	Other Information

State Street Institutional Funds
Other Information, continued — September 30, 2022 (Unaudited)
The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:
Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Ellen M. Needham SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President and Trustee	Term: Indefinite Elected: 4/20	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 4/19	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors (2005 - present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller, GE Asset Management Incorporated (April 2011 - July 2016).

David K. Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).
Other Information	57

State Street Institutional Funds
Other Information, continued — September 30, 2022 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)

Ryan Hill SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1982	Assistant Treasurer	Term: Indefinite Elected: 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2017 - present); Assistant Vice President, State Street Bank and Trust Company (May 2014 - May 2017).

John Bettencourt SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Elected: 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 6/16 Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - Present).*

Sean O’Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and General Counsel, State Street Global Advisors (May 2022 – present); Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – May 2022).

David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel Eaton Vance Corp. (October 2010 - October 2019).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.
58	Other Information

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State Street Institutional Funds

Trustees
Michael F. Holland, Co-Chairperson
Patrick J. Riley, Co-Chairperson
John R. Costantino
Donna M. Rapaccioli
Michael A. Jessee
Richard D. Shirk
Ellen M. Needham
Margaret McLaughlin
George Pereira
Officers
Ellen M. Needham, President
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer
Bruce S. Rosenberg, Treasurer
Ann M. Carpenter, Vice President and Deputy Treasurer
Chad C. Hallett, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
David K. Lancaster, Assistant Treasurer
Ryan Hill, Assistant Treasurer
John Bettencourt, Assistant Treasurer
Sean O'Malley, Chief Legal Officer
David Barr, Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

SSIFAR

(b) Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, State Street Institutional Funds (the “Trust,” “Fund Entity” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Messrs. Michael F. Holland, Richard D. Shirk and John R. Costantino and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended September 30, 2022 and September 30, 2021, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by E&Y in connection with the Trust’s statutory and regulatory filings and engagements were $85,147 and $128,971, respectively.

(b)	Audit-Related Fees

For the fiscal years ended September 30, 2022 and September 30, 2021, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ended September 30, 2022 and September 30, 2021, the aggregate tax fees billed for professional services rendered by E&Y were $6,477 and $28,526, respectively. Tax services related to the review of year-end distribution requirements for the fiscal year ended September 30, 2022 and the review of year-end distribution requirements as well as tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns for the fiscal year ended September 30, 2021.

(d)	All Other Fees

For the fiscal years ended September 30, 2022 and September 30, 2021, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended September 30, 2022 and September 30, 2021, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $9,327,125 and $8,904,469, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Fund Entity’s independent auditor for non-audit services to be rendered to the Adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•

To establish, if deemed necessary or appropriate as an alternative to Committee pre-approval of services to be provided by the independent auditor as required by paragraph (ii) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Committee is authorized to pre-approve any engagement involving the Fund Entity’s independent auditors to the same extent as the Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

The aggregate non-audit fees billed for by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were as follows:

	FY 2022 (in millions)		FY 2021 (in millions)
Non audit services billed to:
Registrant:	See Item 4	(c)	See Item 4	(c)
Investment Adviser:	—		—
Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$18.1		$18.4
Tax Fees	$5.4		$4.4
All Other Fees	$14.5		$14.5

(1)	Information is for the calendar years 2022 and 2021, respectively.
(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h)

E&Y notified the Trust’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: STATE STREET INSTITUTIONAL FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham President

Date: December 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date: December 7, 2022

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date: December 7, 2022